UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Asset Management, Inc.
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number: 028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      President
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut       May 13, 2010
      ----------------        ---------------------       ------------

Report Type (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total (x$1,000):  $ 763,185

List of Included Managers:

      Andrew J. Knuth         Westport Asset Management, Inc.
      Edmund H. Nicklin, Jr.  Westport Asset Management, Inc.

List of Other Included Managers:
         No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     26,378   1,062,768  SH         Defined  1               882,953  179,815
Amphenol Corp.                      COM       032095101        338       8,000  SH         Defined                             8,000
Anadarko Petroleum Corp.            COM       032511107        218       3,000  SH         Defined                             3,000
Arthur J. Gallagher & Company       COM       363576109      8,732     355,700  SH         Defined  1               285,700   70,000
BPW Acquisition Corp.               COM       055637102        249      20,000  SH         Defined  1                20,000
Baldor Electric Company             COM       057741100     12,802     342,300  SH         Defined  1               277,500   64,800
Banner Corporation                  COM       06652V109      1,605     417,893  SH         Defined                  417,893
Berry Petroleum Co.                 COM       085789105      3,790     134,600  SH         Defined  1               114,600   20,000
Big Lots, Inc.                      COM       089302103     67,433   1,851,528  SH         Defined  1             1,669,503  182,025
Brown & Brown, Inc.                 COM       115236101     10,585     590,700  SH         Defined  1               420,700  170,000
C&D Technologies, Inc.              COM       124661109      1,151     719,280  SH         Defined  1               719,280
CACI International, Inc.            COM       127190304      2,081      42,600  SH         Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100        366      10,020  SH         Defined                            10,020
Carter's Inc.                       COM       146229109        488      16,200  SH         Defined  1                16,200
Charles River Laboratories Int      COM       159864107      2,239      56,960  SH         Defined                   56,960
Checkpoint Systems, Inc.            COM       162825103     39,459   1,783,858  SH         Defined  1             1,621,929  161,929
Chicago Bridge & Iron Company       COM       167250109      6,396     275,000  SH         Defined  1               255,000   20,000
Columbia Banking System, Inc.       COM       197236102      3,229     158,980  SH         Defined                  158,980
Comstock Resources, Inc.            COM       205768203     11,629     365,689  SH         Defined  1               365,689
Con-way Inc.                        COM       205944101      1,363      38,800  SH         Defined                   38,800
Corinthian Colleges, Inc.           COM       218868107     20,857   1,185,750  SH         Defined  1             1,150,750   35,000
Darden Restaurants, Inc.            COM       237194105      6,592     148,000  SH         Defined  1               148,000
DeVry, Inc.                         COM       251893103     70,149   1,075,900  SH         Defined  1             1,001,300   74,600
Del Monte Foods Company             COM       24522P103      4,044     277,020  SH         Defined  1               277,020
Devon Energy Corp.                  COM       25179M103     11,614     180,256  SH         Defined                  173,772    6,484
EMS Technologies, Inc.              COM       26873N108      1,661     100,060  SH         Defined                  100,060
FEI Company                         COM       30241L109        229      10,000  SH         Defined  1                10,000
Fairchild Semiconductor Corp.       COM       303726103      2,593     243,500  SH         Defined                  243,500
Forest Oil Corp.                    COM       346091705      7,665     296,866  SH         Defined  1               264,382   32,484
Gaylord Entertainment Company       COM       367905106      9,339     318,832  SH         Defined  1               318,832
General Communication, Inc. -       COM       369385109      7,808   1,353,287  SH         Defined  1               966,572  386,715
Haynes International, Inc.          COM       420877201      1,492      42,000  SH         Defined  1                42,000
ITT Educational Services, Inc.      COM       45068B109     53,725     477,643  SH         Defined  1               430,543   47,100
Jack Henry & Associates, Inc.       COM       426281101      5,053     210,000  SH         Defined  1               110,000  100,000
John Wiley & Sons, Inc.             COM       968223206      4,021      92,900  SH         Defined  1                82,900   10,000
KBR, Inc.                           COM       48242W106      5,483     247,425  SH         Defined  1               177,425   70,000
Kinetic Concepts, Inc.              COM       49460W208      8,931     186,800  SH         Defined  1               108,800   78,000
Lincare Holdings, Inc.              COM       532791100      5,565     124,000  SH         Defined  1                14,000  110,000
Nat.West.Life Ins.                  COM       638522102     26,373     143,060  SH         Defined  1               143,060
North Valley Bancorp                COM       66304M105        278     158,885  SH         Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107     11,012     776,600  SH         Defined  1               602,700  173,900
Owens & Minor, Inc.                 COM       690732102     34,421     742,000  SH         Defined                  703,400   38,600
Pall Corp.                          COM       696429307        202       5,000  SH         Defined                             5,000
Parametric Technology Corp.         COM       699173209      5,783     320,396  SH         Defined  1               176,520  143,876
Parker Drilling                     COM       701081101        703     142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105      1,107      70,899  SH         Defined                   70,899
Perkin Elmer, Inc.                  COM       714046109      1,967      82,300  SH         Defined                   82,300
Plains Exploration & Productio      COM       726505100     23,402     780,335  SH         Defined  1               765,217   15,118
Praxair, Inc.                       COM       74005P104        332       4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105        507       4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107        200     147,141  SH         Defined  1                55,376   91,765
Pres.Realty B                       COM       741004204         51      86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105      2,794      68,161  SH         Defined                   44,974   23,187
Psychiatric Solutions Inc.          COM       74439H108     10,441     349,900  SH         Defined  1               349,900
QLogic Corp.                        COM       747277101      6,719     331,000  SH         Defined  1               151,000  180,000
Rogers Corp.                        COM       775133101     18,754     646,482  SH         Defined  1               545,482  101,000
Ross Stores, Inc.                   COM       778296103     16,002     299,266  SH         Defined                  299,266
Ruby Tuesday, Inc.                  COM       781182100      5,394     510,300  SH         Defined  1               365,500  144,800
Saks, Inc.                          COM       79377w108     11,174   1,299,350  SH         Defined  1             1,035,750  263,600
Skyworks Solutions, Inc.            COM       83088M102      1,682     107,800  SH         Defined  1               107,800
Southwestern Energy Company         COM       845467109     12,163     298,700  SH         Defined                  298,700
Stone Energy Corp.                  COM       861642106      2,764     155,706  SH         Defined  1                69,500   86,206
Synopsys, Inc.                      COM       871607107      1,857      83,000  SH         Defined  1                79,000    4,000
TJX Companies                       COM       872540109     17,867     420,200  SH         Defined                  420,200
Talbots, Inc.                       COM       874161102        341      26,300  SH         Defined  1                26,300
The South Financial Group, Inc      COM       837841105      1,155   1,670,931  SH         Defined  1             1,308,778  362,153
Thermo Fisher Scientific Inc.       COM       883556102     10,360     201,400  SH         Defined                  180,000   21,400
Timberland Bancorp.                 COM       887098101        510     127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103     14,417     941,059  SH         Defined  1               911,059   30,000
United Rentals, Inc.                COM       911363109      2,179     232,300  SH         Defined  1               218,300   14,000
Universal Health Services, Inc      COM       913903100     37,447   1,067,174  SH         Defined                1,007,274   59,900
Vishay Intertechnology, Inc.        COM       928298108      2,457     240,200  SH         Defined  1               190,200   50,000
Volt Information Sciences, Inc      COM       928703107      1,201     117,589  SH         Defined  1                91,753   25,836
Webster Financial Corp.             COM       947890109      4,845     276,988  SH         Defined                  275,888    1,100
Willis Group Holdings PLC           COM       013131180     43,684   1,396,089  SH         Defined  1             1,207,474  188,615
iShares Russell 2000 Index Fun      COM       464287655      3,146      46,400  SH         Defined  1                46,400
First National Bancshares, Inc      ConvPref  32111B203        140     100,000  SH         Defined                  100,000